Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (257.9)	$ (122.8)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(5.9)	8.7
Other comprehensive (loss) income	(5.9)	8.7
Comprehensive loss	$ (263.8)	$ (114.1)